Financial instruments - fair values and risk management - Summary of Reconciliation of Liabilities Arising from Financing Activities (Details) - Super Group (SGHC) Limited - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	€ 18,462	€ 33,221	€ 221,884
Cash outflows	(146,962)	(34,901)	(28,054)
Cash inflows	18,594
Loans assumed in connection with the shares repurchased		222,345
Payments related to the repurchased shares		224,322
Deferred consideration paid		(13,200)	(4,050)
Effects of movements in exchange rates	(2,650)	1,569	4,651
Disposals	(341)	(112)	(347)
New leases	4,410	8,024	1,311
Lease modification	11,737
Other	15		25
Increase in deferred consideration	2,714		15,161
Loans novated - share subscription			(202,625)
Arising as a result of merger		671
Arising from business combinations	125,359	23,445	19,343
Liabilities assumed on business combination		671	2,881
Transfer to Liabilities associated with assets held for Sale	(2,038)
Loans novated			(12)
Loans waived			(2,808)
Interest	2,646	1,051	5,861
Ending balance	31,946	18,462	33,221
Interest-bearing loans and borrowings and deferred consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	1,203	16,972	212,812
Cash outflows	(139,436)	(26,679)	(24,641)
Cash inflows	18,594
Loans assumed in connection with the shares repurchased		222,345
Payments related to the repurchased shares		224,322
Deferred consideration paid		(13,200)	(4,050)
Effects of movements in exchange rates	(1,859)	1,875	4,124
Disposals	0	0	0
New leases	0	0	0
Lease modification	0
Other	15		25
Increase in deferred consideration	2,714		15,161
Loans novated - share subscription			(202,625)
Arising as a result of merger		671
Arising from business combinations	120,992	23,445	10,741
Liabilities assumed on business combination		0	2,881
Transfer to Liabilities associated with assets held for Sale	0
Loans novated			(12)
Loans waived			(2,808)
Interest	578	96	5,364
Ending balance	2,801	1,203	16,972
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning balance	17,259	16,249	9,072
Cash outflows	(7,526)	(8,222)	(3,413)
Cash inflows	0
Loans assumed in connection with the shares repurchased		0
Payments related to the repurchased shares		0
Deferred consideration paid		0	0
Effects of movements in exchange rates	(791)	(306)	527
Disposals	(341)	(112)	(347)
New leases	4,410	8,024	1,311
Lease modification	11,737
Other	0		0
Increase in deferred consideration	0		0
Loans novated - share subscription			0
Arising as a result of merger		0
Arising from business combinations	4,367	0	8,602
Liabilities assumed on business combination		671	0
Transfer to Liabilities associated with assets held for Sale	(2,038)
Loans novated			0
Loans waived			0
Interest	2,068	955	497
Ending balance	€ 29,145	€ 17,259	€ 16,249